TRANSFERS OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of transfers of financial assets [Abstract]
Disclosure of transfers of financial assets [text block]

NOTE 33 - TRANSFERS OF FINANCIAL ASSETS

Grupo Aval enters into transactions in the normal course of business by which it transfers financial assets to third parties. Depending on the circumstances, these transfers may either result in these financial assets being derecognized or continuing to be recognized in Grupo Aval´s financial statements.

A.	Transferred financial assets not qualifying for full derecognition
i.	Sale and repurchase agreements

Sales and repurchase agreements are transactions in which Grupo Aval sells securities and simultaneously agrees to repurchase them (or assets that are substantially the same) at a fixed price on a future date. Grupo Aval continues to recognize the securities in their entirety in the statement of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price. Because Grupo Aval sells the contractual rights to the cash flows of the securities, it does not have the ability to use the transferred assets during the term of the arrangement. As of December 31, 2019, the financial assets held for trading that are being used as collateral in repo operations amounted Ps.620,920 (December 31, 2018 Ps.1,139,782) see note 8.4,  the financial investments debt securities at amortized cost Ps.323,954 see note 9.5.2 and the financial investments debt securities FVOCI that are being used as collateral in repo operations amounted Ps. 6,662,608 (December 31, 2018 Ps. 4,029,816) see note 9.5.1 (only pledged as collateral in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC).

ii.	Securities lending

As of December 31, 2019, and 2018 Grupo Aval has not recorded securities lending.

A.	Transfer of financial assets that are derecognized in their entirety.

i.          Securitizations

Certain securitization transactions undertaken by Grupo Aval result in the derecognizing transferred assets in their entirety. This is the case when Grupo Aval transfers substantially all of the risks and rewards of ownership of financial assets to unconsolidated securitization vehicle and retains a relatively small interest in the vehicle or a service arrangement in respect of the transferred financial assets. If the financial assets are derecognized in the entirety, then the interest in unconsolidated securitization vehicles that Grupo Aval receives as part of the transfer and the service arrangement represent continuing involvement with those assets.